RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	$ 6.9	$ 6.1
Restructuring, integration and acquisition costs	124.0	15.8
Defence and Security
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring, integration and acquisition costs		9.7
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	$ 4.3
Bombardier's BAT Business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs		$ 6.1